Acquisitions - Sunrise Oil Sands Partnership Narrative (Details) $ in Millions			8 Months Ended		12 Months Ended
	Aug. 31, 2022 CAD ($) $ / bbl	Jun. 13, 2022 CAD ($)	Aug. 31, 2022 CAD ($) $ / bbl	Aug. 30, 2022	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date					$ 599.0
Profit (loss) of acquiree since acquisition date					0.0
Revenue of combined entity as if combination occurred at beginning of period					67,800.0
Profit (loss) of combined entity as if combination occurred at beginning of period					6,600.0
Sunrise Oil Sands Partnership
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation		35.00%		50.00%
Sunrise Oil Sands Partnership
Disclosure of detailed information about business combination [line items]
Agreement to purchase remaining ownership	50.00%
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration					26.0
Fair value of accounts receivable and accrued revenues recognised as of acquisition date	$ 164.0		$ 164.0
Gross cash transferred in acquisition	600.0		600.0
Initial Recognition	$ 600.0	$ 600.0	600.0
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 40.0
Contingent consideration, price per barrel (in dollars per share) | $ / bbl	52.00		52.00
Contingent consideration, quarterly payment	$ 2.8		$ 2.8
Initial Recognition	600.0		600.0
Investment in Equity-Accounted Affiliates	1,559.0		1,559.0
Carrying value of investment in joint ventures recognised as of acquisition date	$ 960.0		$ 960.0
Non-cash revaluation gain, before tax					599.0
Non-cash revaluation gain, after tax					$ 457.0
Sunrise Oil Sands Partnership | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent consideration, price per barrel (in dollars per share) | $ / bbl	52.00		52.00
Sunrise Oil Sands Partnership | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration, price per barrel (in dollars per share) | $ / bbl	53.00		53.00